INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

NOTE 12 - INCOME TAXES

The components of the Company’s loss before income taxes for the years ended December 31, 2025, and 2024 are as follows:

	Year ended December 31,
	2025	2024
Loss before income taxes:
Domestic	$(74,059)	$(50,284)
Foreign	214	(4,060)
Total	$(73,845)	$(54,344)

The overall effective tax rate differs from the statutory US federal tax rate for the years ended December 31, 2025, and 2024:

	Year ended December 31, 2025
	Amount
	(in thousands)	Percent
U.S. federal statutory tax rate	$(15,507)	21%
Foreign tax effects
Foreign rate differential	(45)	0.05%
Changes in valuation allowance	12,608	(17)%
Nontaxable or nondeductible items
Change in fair value of convertible promissory notes	1,866	(2.5)%
Other nontaxable or nondeductible items	746	(1)%
Other adjustments	332	(0.55)%
Effective Tax Rate	—	—%

Year ended
December 31, 2024
% of Pretax Loss
Statutory US federal tax rate	21%
Foreign rate differential	(1)%
Stock-based compensation	(1)%
Valuation allowance	(19)%
Effective Tax Rate	—%

Significant components of the Company’s net deferred tax assets as of December 31, 2025, and 2024 are as follows:

	As of December 31,
	2025	2024
Deferred Tax Assets
Depreciation	$707	$69
Lease liability	2,247	5,062
Capitalized research and development costs	8,670	9,445
Stock compensation	3,065	1,549
Other	2	48
Net operating losses	46,467	31,292
Research and development credits	5,063	5,063
Gross Deferred Tax Assets	$66,221	$52,528
Valuation allowance	(64,142)	(48,312)
Deferred tax assets, net	$2,079	$4,216
Deferred Tax Liabilities
Right-of-use assets	$(1,994)	$(4,089)
Unrealized exchange gain	(85)	(127)
Deferred tax liabilities, net	(2,079)	(4,216)
Net Deferred Tax Assets	$—	$—

As of December 31, 2025, the Company had federal net operating loss carryforwards of $172,668, that have no expiration date and can be carried forward indefinitely but are limited in their usage to 80% of annual taxable income. As of December 31, 2025, the Company had state tax net operating loss carryforwards of $157,844, that are subject to begin to expire in 2039. At December 31, 2025, the Company had federal and state research and development tax credit carryforwards of $3,503 and $1,527, which begin to expire in 2039 and 2035, respectively. As of December 31, 2025, the Company had foreign net operating loss carryforwards of $3,867.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2025, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. Management has determined that it is more likely than not that the Company will not recognize the benefits of its federal and state deferred tax assets and, as a result, valuation allowance of $64,142 has been established at December 31, 2025.

The valuation allowance increased by $15,830 and $12,870 during the years ended December 31, 2025 and 2024, respectively. The change in valuation allowance for the year ended December 31, 2025 of $15,830 relates to federal, state, and foreign jurisdictions in the amounts of $12,608, $3,222, and $0, respectively.

The utilization of the Company’s net operating losses and tax credits may be subject to a U.S. federal limitation due to the “change in ownership provisions” under Section 382 of the Internal Revenue Code and other similar limitations in various state jurisdictions. Such limitations may result in the expiration of net operating loss carryforwards or tax credits before their utilization. The Company has not completed a study to assess whether an “ownership change” as defined in Section 382 has occurred or whether there have been multiple ownership changes since the Company’s inception. Future changes in the Company’s stock ownership, which may be outside of the Company’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.”

The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which we operate or do business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. As of December 31, 2025, we have not recorded any uncertain tax positions, accrued interest nor penalties in our consolidated financial statements.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and foreign jurisdictions, where applicable. There are currently no pending income tax examinations. The Company is open to federal tax examination under statute from 2022 to present. The Company is open to tax examination in other jurisdictions from 2022 to present. Carryforward attributes from prior years may still be adjusted upon examination by federal, state and/or foreign tax authorities to the extent utilized in an open tax year or in future periods.

As of December 31, 2025, the Company has not provided for deferred income taxes on unremitted earnings of its foreign subsidiaries since these earnings are indefinitely reinvested. No deferred taxes have been provided on these amounts. It is impracticable to estimate the amount of the unrecognized deferred tax liability related to these earnings because such liability, if any, is dependent on the manner of repatriation (e.g., dividend, sale, or liquidation), the timing of such events, applicable tax treaties, withholding tax rates in various jurisdictions, and the amount of foreign tax credits available to offset potential U.S. taxes, none of which can be precisely determined at this time. Upon distribution of such earnings in the form of dividends or otherwise, the Company could be subject to taxes.

On July 4, 2025, the One Big Beautiful Bill Act (‘OBBBA’ or the ‘Act’) was enacted into law in the United States. The Act includes, among other provisions, changes to bonus depreciation rules, the treatment of research and experimental expenditures under Section 174A, limitations on the deductibility of interest under Section 163(j), and modifications to certain international tax regimes. The Company is required to account for the effects of changes in tax law in the period that includes the enactment date. Accordingly, during the year ended December 31, 2025, we remeasured our U.S. deferred tax assets and liabilities and corresponding valuation allowances to reflect the tax law changes under OBBBA. The net impact of the remeasurement was insignificant to income tax expense.